OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of Other Assets
ther assets consist of the following:

	As of December 31,
	2017	2016
	(Amounts in thousands)
Fixed assets, net of accumulated depreciation and amortization of $2,370 and $1,816, respectively	$4,160	$4,998
Security deposits	1,975	1,975
Administrative fees receivable (Note 10)	1,903	2,068
Deferred tax assets (Note 12)	2,777	2,001
Due from affiliates (Note 10)	2,979	2,133
Prepaid expenses and taxes	1,353	3,078
Other assets, excluding assets of consolidated fund	1,450	2,058
Other assets of consolidated fund	665	—
Total other assets	$17,262	$18,311